CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2014 $ / shares
Statement of Stockholders' Equity [Abstract]
Dividend declared per share	$ 0.2076